Investments in equity accounted associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in equity accounted associates
Schedule of carrying amount of investment in consolidated statement of financial position and Statement of Profit or Loss and Other Comprehensive Income

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2022 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Investment in associates at acquisition	15,000	2,970
Indemnification asset	(119)	(105)
Legal expenses capitalized	148	—
Contingent consideration - sellers earn-outs	2,297	—
Contingent consideration - founders earn-outs	258	—
Liability arising from symmetric put option	9,810	—
Asset arising from symmetric call option	(2,623)	—
Derivative asset arising from call option	—	(1,799)
Initial cost at acquisition	24,771	1,066
Share of loss of equity-accounted associates	(8,994)	(1,066)
Share of OCI of equity-accounted associates	104	—
Carrying amount of investment at December 31, 2022 before impairment	15,881	—

Investment impairment	(15,881)	—

Carrying amount of investment as at December 31, 2022	—	—

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2023 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Carrying amount of investment as at December 31, 2022	—	—
Additional investment in associate	—	515
Share of loss of equity-accounted associates	—	(515)
Carrying amount of investment as at December 31, 2023	—	—